Expense Example	Oct. 31, 2025 USD ($)
International Developed Markets Equity Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,174
Harding Loevner International Small Companies Portfolio | INVESTOR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,722
Institutional | Harding Loevner Global Equity Portfolio | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Institutional | Harding Loevner Institutional Emerging Markets Portfolio | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,389
Institutional Z | Harding Loevner Global Equity Portfolio | Institutional Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	975
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,305
Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,594
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	$ 2,480